Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2019	2020

Assets

Current assets:
Cash and cash equivalents	$566	$902
Prepaid expenses and other current assets	41	42
Amounts due from subsidiaries	23,641	19,525
Total current assets	24,248	20,469
Investments in subsidiaries	61,447	61,563
Total assets	$85,695	$82,032

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,588	$1,588
Other accrued liabilities	143	122
Total current liabilities	1,731	1,710
Total shareholders’ equity	83,964	80,322
Total liabilities and shareholders’ equity	$85,695	$82,032

Condensed Income Statement

Statements of comprehensive income (loss)

	Year ended March 31,
	2018	2019	2020

Equity in earnings of subsidiaries	$7,586	$5,778	$115
Operating expenses	1,396	1,505	1,435
Income (loss) before income taxes	6,190	4,273	(1,320)
Income taxes	-	-	-
Net income (loss)	6,190	4,273	(1,320)
Share of other comprehensive income (loss) of subsidiaries	-	-	-
Total comprehensive income (loss)	$6,190	$4,273	$(1,320)

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2018	2019	2020
Cash flows from operating activities
Net income (loss)	$6,190	$4,273	$(1,320)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries	(7,586)	(5,778)	(115)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(28)	17	(1)
Amounts due from subsidiaries	2,625	3,355	4,116
Accrued payroll and employee benefits	2	(2)	-
Other accrued liabilities	(6)	30	(21)
Net cash provided by operating activities	1,197	1,895	2,659

Cash flows from financing activities
Dividends paid	(1,112)	(1,588)	(2,387)
Proceeds from exercise of stock options	-	-	64
Net cash used in financing activities	(1,112)	(1,588)	(2,323)

Net increase in cash and cash equivalents	85	307	336
Cash and cash equivalents, beginning of year	174	259	566
Cash and cash equivalents, end of year	$259	$566	$902